Unaudited Interim Statements of Consolidated Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Cash flows from operating activities
Net income (loss)		$ (46,108)	$ (54,211)	[1],[2]
Net loss for the period of discontinued operations		(10,377)	(6,807)	[3]
Net (loss) income for the period of continuing operations		(35,730)	(47,404)	[3]
Adjustment to reconcile net income (loss) to cash provided by (used in) operating activities
Intercompany transactions between continuing and discontinued operations	[4]	0	76	[3]
Amortization and depreciation		8,875	9,402	[3]
Net loss (income) on disposals		0	155	[3]
Net financial loss (gain)		(11,580)	(9,213)	[3]
Income tax		258	0	[3]
Expenses related to share-based payments		3,265	4,327	[3]
Provisions		671	(113)	[3]
Other non-cash items		0	(460)	[3]
Realized foreign exchange gain (loss)		15	(381)	[3]
Interest (paid) / received		1,416	86	[3]
Operating cash flows before change in working capital		(32,810)	(43,524)	[3]
Decrease (increase) in trade receivables and other current assets		996	(2,879)	[3]
Decrease (increase) in subsidies receivables		(4,649)	(2,807)	[3]
(Decrease) increase in trade payables and other current liabilities		(7,441)	796	[3]
(Decrease) increase in deferred income		180	202	[3]
Change in working capital		(10,915)	(4,687)	[3]
Net cash flows provided by (used in) operating activities of continuing operations		(43,725)	(48,212)	[3]
Net cash flows provided by (used in) operating activities of discontinued operations		(3,644)	(11,970)	[3]
Net cash flows provided by (used in) operating activities		(47,369)	(60,181)	[3]
Cash flows from investment activities
Calyxt's cash and cash equivalents disposed of	[5]	(1,642)	(0)	[3]
Acquisition of property, plant and equipment		(483)	(1,541)	[3]
Net change in non-current financial assets		489	(252)	[3]
Net cash flows provided by (used in) investing activities of continuing operations		(1,636)	(1,793)	[3]
Net cash flows provided by (used in) investing activities of discontinued operations		79	(744)	[3]
Cash flows provided by (used in) investment activities		(1,558)	(2,537)	[3]
Cash flows from financing activities
Increase in share capital of Cellectis after deduction of transaction costs		23,561	0	[3]
Increase in borrowings		22,507	5,969	[3]
Decrease in borrowings		(2,547)	0	[3]
Interest paid on financial debt		(155)	(176)	[3]
Payments on lease debts		(5,550)	(5,693)	[3]
Net cash flows provided by financing activities of continuing operations		37,817	100	[3]
Net cash flows provided by (used in) financing activities of discontinued operations		1,781	10,207	[3]
Net cash flows provided by (used in) financing activities		39,597	10,307	[3]
(Decrease) increase in cash and cash equivalents		(9,329)	(52,411)	[3]
Cash and cash equivalents at the beginning of the year		93,216	185,636	[3]
Effect of exchange rate changes on cash		499	(3,785)	[3]
Cash from discontinued operations		0	11,316	[3]
Cash from continuing operations		84,386	118,123	[3]
Cash and cash equivalents at the end of the period		$ 84,386	$ 129,440	[3]

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[2]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[3]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 5)
[4]	Net cash flows used in operating activities from continuing and discontinued operations being presented separately, the effect of intercompany transactions between the two categories is presented within the cash flows of each, although these transactions are fully eliminated in the Group’s financial statements.
[5]	On the date of loss of control, Calyxt’s cash and cash equivalents were derecognized. For better clarity, this impact is presented in investing activities separately from cash flows from discontinued operations.